DEBT - Convertible Debt (Details) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended
	Nov. 22, 2019	Apr. 30, 2020	Sep. 30, 2021	Jun. 09, 2021	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2019	Dec. 13, 2019
Debt Instrument [Line Items]
Amount issued under tranche		$ 1,700			$ 3,450		$ 965
Number of warrants issued						16,357,703
Price per unit						$ 0.64
Common share purchase warrants per unit				1		1
Warrant exercise price	$ 1.90			$ 7.55		$ 0.78
Warrants term				48 months		5 years
Convertible debenture
Debt Instrument [Line Items]
Maximum gross proceeds	$ 4,000
Option to increase the offering	$ 2,000
Amount issued under tranche			$ 3,450		$ 3,450
Price per unit		$ 1
Common share purchase warrants per unit		357
Warrant exercise price		$ 1.90
Warrants term		3 years
Conversion price per unit		$ 1.40
Units term	4 years	4 years
Coupon rate of units		9.00%
Tranche 1
Debt Instrument [Line Items]
Amount issued under tranche	$ 965							$ 965
Number of warrants issued								344,505
Price per unit	$ 1
Common share purchase warrants per unit	357
Conversion price per unit	$ 1.40
Units term	4 years
Coupon rate of units	9.00%
Fair value of the debt	$ 401
Conversion feature	376
Fair value of warrants	188
Payments to finders	$ 67
Finder
Debt Instrument [Line Items]
Number of warrants issued					90,777
Finder | Convertible debenture
Debt Instrument [Line Items]
Number of warrants issued		56,300
Warrants term		3 years
Conversion price per unit		$ 1.90
Payments to finders		$ 79
Finder | Tranche 1
Debt Instrument [Line Items]
Number of warrants issued	48,250
Warrant exercise price	$ 1.90
Warrants term	3 years